Segment Information	12 Months Ended
Dec. 31, 2021
Segment Information [Abstract]
Segment Information
17.	Segment Information:

During 2021, the Company acquired a number of tanker vessels for the first time. As a result of the different characteristics of the Aframax/LR2 tanker vessels and the Handysize tanker vessels acquired, the Company determined that, with effect from the fourth quarter of 2021, the Company operated in three reportable segments: (i) dry bulk, (ii) Aframax/LR2 tanker and (ii) Handysize tanker. The reportable segments reflect the internal organization of the Company and the way the chief operating decision maker reviews the operating results and allocates capital within the Company. In addition, the transport of dry cargo commodities, which are carried by dry bulk vessels, has different characteristics to the transport of crude oil (carried by Aframax/LR2 tankers) and differs again from the transport of oil products (carried by Handysize tanker vessels). Further, dry bulk vessels trade on different types of charter contracts as compared to tanker vessels, predominantly being employed in the time charter market, whereas the Company’s tanker vessels participate in the voyage charter market and in pooling agreements. The transportation of crude oil also has different characteristics to the transportation of oil products in terms of trading routes and cargo handling.

The table below presents information about the Company’s reportable segments as of and for the years ended December 31, 2019, and 2020, when the Company had one reportable segment, and for the year ended December 31, 2021, when the Company had more than one reportable segment. The accounting policies followed in the preparation of the reportable segments are the same as those followed in the preparation of the Company’s consolidated financial statements. Segment results are evaluated based on income/ (loss) from operations.

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2019	2020	2021
	Dry bulk segment	Dry bulk segment	Dry bulk segment	Aframax/LR2 tanker segment	Handysize tanker segment	Total
- Time charter revenues	$5,967,772	$12,487,692	$102,785,442	$9,115,257	$—	$111,900,699
- Voyage charter revenues	—	—	—	15,002,012	—	15,002,012
- Pool revenues	—	—	—	2,442,144	2,704,855	5,146,999
Vessel revenues, net	$5,967,772	$12,487,692	$102,785,442	$26,559,413	$2,704,855	$132,049,710
Voyage expenses (including charges from related parties)	(261,179)	(584,705)	(1,891,265)	(11,003,925)	(55,593)	(12,950,783)
Vessel operating expenses	(2,802,991)	(7,447,439)	(26,841,600)	(9,776,724)	(2,585,147)	(39,203,471)
Management fees to related parties	(212,300)	(930,500)	(4,890,900)	(1,433,950)	(419,900)	(6,744,750)
Depreciation and amortization	(897,171)	(1,904,963)	(10,528,711)	(3,087,764)	(746,353)	(14,362,828)
Provision for doubtful accounts	—	(37,103)	(2,483)	—	—	(2,483)
Segments operating income/(loss) (1)	$1,794,131	$1,582,982	$58,630,483	$1,257,050	$(1,102,138)	$58,785,395
Less: Unallocated corporate general and administrative expenses	(510,868)	(1,130,953)	—	—	—	(3,266,310)
Total consolidated operating income/(loss)	$1,283,263	$452,029	$58,630,483	$1,257,050	$(1,102,138)	$55,519,085

(1)	Does not include unallocated corporate general and administrative expenses amounting to $510,868, $1,130,953 and $3,266,310 in each of the years ended December 31, 2019, 2020 and 2021, respectively.

A reconciliation of total segment assets to total assets presented in the accompanying consolidated balance sheets of December 31, 2020, and 2021, is as follows:

	Year Ended December 31, 2020	Year Ended December 31, 2021
Dry bulk segment	$67,387,635	$314,407,704
Aframax tanker segment	—	104,953,507
Handysize tanker segment	—	19,093,379
Cash and cash equivalents (1)	6,882,398	23,950,795
Prepaid expenses and other assets (1)	101,322	508,057
Total consolidated assets	$74,371,355	$462,913,442

(1)	Refers to assets of other entities (Castor Maritime Inc. and Castor Maritime SCR Corp.) included in the consolidated financial statements.